15. Stock Option Plan and Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options activity
	2013		2012

	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares

Options outstanding at January 1	$ 14.24	151,600	$ 13.97	194,779
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	13.00	(44,700)	13.00	(43,179)

Options outstanding and exercisable at December 31	$ 14.76	106,900	$ 14.24	151,600

Summary of options outstanding
	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$13.00 - $15.00	106,900	1.00 years	$ 14.76